Notes payable	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
Note 7 – Notes payable

On January 1, 2013, the Company had notes payable from related parties, totaling $200,000.  These notes were originally due in 2012, but subsequently extended into 2013.  The notes bear interest at a rate of 12% per annum.

On January 24, 2013, the Company received a note payable from the CEO and president of the Company in the amount of $50,000.  The note was unsecured, bearing interest at 12% per annum and was payable on September 1, 2013.

On March 6, 2013, the Company received a note payable from the CEO and president of the Company in the amount of $100,000.  The note was unsecured, bearing interest at 12% per annum and was payable on September 1, 2013.

On March 6, 2013, the Company received $50,000 from a director of the Company in the form of an unsecured 90-day promissory note.  The note was unsecured, bearing interest at 12% per annum and was payable on September 1, 2013.

On March 26, 2013, the Company received $50,000 from a director of the Company in the form of an unsecured 90-day promissory note.  The note was unsecured, bearing interest at 12% per annum and was payable on September 1, 2013.

On August 12, 2013, the Company received a note payable from the CEO and president of the Company in the amount of $50,000.  The note was unsecured, bearing interest at 12% per annum and was payable on November 30, 2013.

On August 26, 2013, 2013, the Company received a note payable from the CEO and president of the Company in the amount of $150,000.  The note was unsecured, bearing interest at 12% per annum and was payable on November 30, 2013.

On September 1, 2013, the Company had a total of $615,000 of the original $650,000 in notes payable outstanding to its CEO and directors, with an additional $33,933 owed in accrued interest.  This debt, previously due on September 1, 2013 through November 30, 2013, was exchanged for three new unsecured notes payable totaling $648,933.  Each of these notes were to mature on April 30, 2014, bearing interest at 12% per annum, and included a three-year warrant for every $1.00 of principal amount of each note.  The warrants were exercisable at $0.40 per share.  The notes and related accrued interest were paid off as of June 30, 2014.

On September 1, 2013 the Company received a note payable in the amount of $45,000 from a related party in exchange for outstanding invoices owed for engineering services provided in the first nine months of the year.  The note was unsecured, bearing interest at 12% per annum, is payable on April 30, 2014, and includes a three-year warrant for each $1.00 of principal included in the note.  The warrants are exercisable at $0.40 per share.  The note and related accrued interest were paid off as of June 30, 2014.

On September 18, 2013, the Company received a note payable from the CEO and president of the Company in the amount of $50,000.  The note was unsecured, bearing interest at 12%, was payable on April 30, 2014, and includes a three-year warrant for each $1.00 of principal included in the note.  The warrants are exercisable at $0.40 per share.  The note and related accrued interest was paid off as of June 30, 2014.

On September 19, 2013, the Company issued a note payable from a related party in the amount of $30,000.  The note was unsecured, bearing interest at 12%, was payable on April 30, 2014, and includes a three-year warrant for each $1.00 of principal included in the note.  The warrants are exercisable at $0.40 per share.  The note and related accrued interest was paid off as of June 30, 2014.

On September 19, 2013, the Company issued a note payable from a related party in the amount of $250,000.  The note was unsecured, bearing interest at 12%, was payable on April 30, 2014, and included a three-year warrant for each $1.00 of principal included in the note.  The warrants were exercisable at $0.40 per share. The note and related accrued interest was paid off as of June 30, 2014.

On September 30, 2013, the Company received a note payable in the amount of $100,000.  The note was unsecured, bears interest at 12%, was payable on April 30, 2014, and included a three-year warrant for each of $1.00 of principal included in the note.   The warrants were exercisable at $0.40 per share. The note and related accrued interest was paid off as of June 30, 2014.

As of December 31, 2013, the Company had notes payable of $1,123,933 and accrued interest of $42,158.  All amounts were due within twelve months.  The Company also recognized $296,524 of expense associated with the convertible features of the notes payable issued during the year ended December 31, 2013.  As noted above, the balances outstanding inclusive of all accrued interest from these notes were paid in full as of June 30, 2014.

On February 12, 2014, the Company received a note payable in the amount of $50,000 from a related party.  The note was unsecured, bearing interest at 12%, was payable on July 15, 2014, and included a three-year warrant for each of $1.00 of principal included in the note.  The warrants were exercisable at $0.50 per share.  The note and related accrued interest was paid off as of June 30, 2014.

On February 24, 2014, the Company received a note payable in the amount of $25,000 from a related party.  The note was unsecured, bearing interest at 12%, was payable on July 15, 2014, and included a three-year warrant for each of $1.00 of principal included in the note.  The warrants were exercisable at $0.50 per share.  The note and related accrued interest was paid off as of June 30, 2014.

On February 24, 2014, the Company received a note payable in the amount of $400,000 from a related party.  The note was unsecured, bearing interest at 12%, was payable on July 15, 2014, and included a three-year warrant for each of $1.00 of principal included in the note.  The warrants were exercisable at $0.50 per share.  The note and related accrued interest was paid off as of June 30, 2014.

On February 24, 2014, the Company received a note payable in the amount of $25,000 from an unaffiliated company.  The note was unsecured, bearing interest at 12%, was payable on July 15, 2014, and included a three-year warrant for each of $1.00 of principal included in the note.  The warrants were exercisable at $0.50 per share.  The note and related accrued interest was paid off as of June 30, 2014.

Note 6 – Notes payable

In October of 2011, the Company received $100,000 from a related party to issue a convertible note payable, bearing interest at a rate of 10% per annum, and maturing in April of 2012.  The note was not secured and was convertible into common stock at $0.35 per share that was the market value on the day the note was executed.  With the note, the Company issued 100,000 warrants to purchase common shares of the Company. The warrants have a term of three years and a strike price of $0.35 per share.  The warrants issued with the note were valued using the Black-Scholes Option Pricing Model and bifurcated out of the note proceeds and recorded as additional paid in capital in the amount of $25,172.  A discount on the note payable was recorded in the same amount and is being amortized into interest expense over the six-month life of the note using the interest method.  For the year ended December 31, 2011, $10,926 was amortized into interest expense and the remaining discount was $14,246 as of December 31, 2011.  For the year ended December 31, 2012, an additional $14,246 was amortized into interest expense and the remaining discount was $0 as of December 31, 2012.  In April of 2012, as noted below in Note 8, this note and the related accrued interest were converted into shares of common stock at a rate of $0.35 per share.

In December of 2011, the Company received $207,000 from various related parties to issue convertible note payables, bearing interest at a rate of 10% per annum, and maturing in June of 2012.  The notes were not secured and were convertible into common stock at $0.20 per share.  The market value on the day the notes were executed was $0.105.  With the notes, the Company issued 207,000 warrants to purchase common shares of the Company. The warrants have a term of three years and a strike price of $0.25 per share.  The warrants issued with the note were valued using the Black-Scholes option pricing model and bifurcated out of the note proceeds and recorded as additional paid in capital in the amount of $18,613.  A discount on the note payable was recorded in the same amount and is being amortized into interest expense over the six-month life of the note using the interest method.  For the year ended December 31, 2011, $1,534 was amortized into interest expense and the remaining discount was $17,079 as of December 31, 2011. For the year ended December 31, 2012, an additional $17,079 was amortized into interest expense and the remaining discount was $0 as of December 31, 2012.  In 2013, as noted below and in Note 8, all the notes except one ($25,000) and the related accrued interest were converted into shares of common stock at a rate of $0.20 per share.   The remaining note and related accrued interest were converted in August of 2012 at a rate of $0.20 per share.

During the year ended December 31, 2012, the Company received $362,500 from various related parties to issue convertible note payables, bearing interest at a rate of 10% per annum, and maturing at various times from July of 2012 to September of 2012.  The notes are not secured and are convertible into common stock at $0.20 per share.  The market value on the day the notes were executed ranged from $0.40 to $0.50.  With the notes, the Company issued 362,500 warrants to purchase common shares of the Company. The warrants have a term of three years and a strike price of $0.25 per share.  The warrants issued with the note were valued using the Black-Scholes option pricing model and bifurcated out of the note proceeds and recorded as additional paid in capital in the amount of $226,422.  A discount on the note payable was recorded in the same amount and is being amortized into interest expense over the six-month life of the note using the interest method.  As noted below and in Note 8, all of the notes were converted to common stock in June of 2013.  $226,422 of the discount was amortized into interest expense during the year ended December 31, 2012 and the remaining discount was $0 as of December 31, 2012.

As noted above, during the year ended December 31, 2012, a total of $669,500 of notes payable and $23,648 of related accrued interest was converted into 3,241,184 shares of common stock.  Of those shares, 133,494 shares were issued during the first quarter of 2013.

On November 13, 2012, the Company received a note payable from the CEO and president of the Company in the amount of $100,000.  The note is unsecured, bears interest at a rate of 12% and was due on September 1, 2013.

On December 10, 2012, the Company received a note payable from the CEO and president of the Company in the amount of $50,000.  The note is unsecured, bears interest at a rate of 12% and was due on September 1, 2013.

On December 28, 2012, the Company received a note payable from the CEO and president of the Company in the amount of $50,000.  The note is unsecured, bears interest at a rate of 12% and was due on September 1, 2013.

On January 24, 2013, the Company received a note payable from the CEO and president of the Company in the amount of $50,000.  The note is unsecured, bears interest at 12% per annum and was payable on September 1, 2013.

On March 6, 2013, the Company received a note payable from the CEO and president of the Company in the amount of $100,000.  The note is unsecured, bears interest at 12% per annum and was payable on September 1, 2013.

On March 6, 2013, the Company received $50,000 from a director of the Company in the form of an unsecured 90-day promissory note.  The note is unsecured, bears interest at 12% per annum and was payable on September 1, 2013.

On March 26, 2013, the Company received $50,000 from a director of the Company in the form of an unsecured 90-day promissory note.  The note is unsecured, bears interest at 12% per annum and was payable on September 1, 2013.

On August 12, 2013, the Company received a note payable from the CEO and president of the Company in the amount of $50,000.  The note is unsecured, bears interest at 12% per annum and was payable on November 30, 2013.

On August 26, 2013, 2013, the Company received a note payable from the CEO and president of the Company in the amount of $150,000.  The note is unsecured, bears interest at 12% per annum and was payable on November 30, 2013.

On September 1, 2013, the Company had a total of $615,000 of the original $650,000 in notes payable outstanding to its CEO and directors, with an additional $33,933 owed in accrued interest.  This debt, previously due on September 1, 2013 through November 30, 2013, was exchanged for three new unsecured notes payable totaling $648,933 as detailed in the table below.  Each of these notes matures on April 30, 2014, bear interest at 12% per annum, and include a three-year warrant for every $1.00 of principal amount of each note.  The warrants are exercisable at $0.40 per share.

Issue Date	Interest Rate	Current Due Date	Amount
September 1, 2013	12.0%	April 30, 2014	$543,300
September 1, 2013	12.0%	April 30, 2014	52,983
September 1, 2013	12.0%	April 30, 2014	52,650
Total			$648,933

On September 1, 2013 the Company received a note payable in the amount of $45,000 from a related party in exchange for outstanding invoices owed for engineering services provided in the first nine months of the year.  The note is unsecured, bears interest at 12% per annum, is payable on April 30, 2014, and includes a three-year warrant for each $1.00 of principal included in the note.  The warrants are exercisable at $0.40 per share.

On September 18, 2013, the Company received a note payable from the CEO and president of the Company in the amount of $50,000.  The note is unsecured, bears interest at 12%, is payable on April 30, 2014, and includes a three-year warrant for each $1.00 of principal included in the note.  The warrants are exercisable at $0.40 per share.

On September 19, 2013, the Company issued a note payable from a related party in the amount of $30,000.  The note is unsecured, bears interest at 12%, is payable on April 30, 2014, and includes a three-year warrant for each $1.00 of principal included in the note.  The warrants are exercisable at $0.40 per share.

On September 19, 2013, the Company issued a note payable from a related party in the amount of $250,000.  The note is unsecured, bears interest at 12%, is payable on April 30, 2014, and includes a three-year warrant for each $1.00 of principal included in the note.  The warrants are exercisable at $0.40 per share.

On September 30, 2013, the Company received a note payable in the amount of $100,000.  The note is unsecured, bears interest at 12%, is payable on April 30, 2014, and includes a three-year warrant for each of $1.00 of principal included in the note.   The warrants are exercisable at $0.40 per share.

As of December 31, 2013, the Company has notes payable of $1,123,933 and accrued interest of $42,158.   All amounts are due within the next year.  The Company also recognized $296,524 of expense associated with the convertible features of the notes payable issued during the year ended December 31, 2013.

Total interest expense on notes payable was $74,053 and $280,623 for the years ended December 31, 2013 and 2012, respectively.

The following summarizes the outstanding unsecured notes payable as of December 31, 2013:

Issue Date	Interest Rate	Current Due Date	Amount
September 1, 2013	12.0%	April 30, 2014	$543,300
September 1, 2013	12.0%	April 30, 2014	52,983
September 1, 2013	12.0%	April 30, 2014	52,650
September 1, 2013	12.0%	April 30, 2014	45,000
September 18, 2013	12.0%	April 30, 2014	50,000
September 19, 2013	12.0%	April 30, 2014	30,000
September 19, 2013	12.0%	April 30, 2014	250,000
September 30. 2013	12.0%	April 30, 2014	100,000
Total			$1,123,933